Fair Values (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Fair value assets and liabilities measured on recurring basis

The following table summarizes the Company’s financial assets and financial liabilities measured at fair value on a recurring basis, categorized by GAAP’s valuation hierarchy (as described in the preceding paragraphs), as of December 31:

	2014					2013
(Millions)	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:
Investment securities:(a)
Equity securities	$1		$1	$	―	$124		$124	$	―
Debt securities and other	4,430		350		4,080	4,892		320		4,572
Derivatives(a)	991		―		991	701		―		701
Total assets	5,422		351		5,071	5,717		444		5,273
Liabilities:
Derivatives(a)	164		―		164	213		―		213
Total liabilities	$164	$	―		$164	$213	$	―		$213

  Refer to Note 5 for the fair values of investment securities and to Note 14 for the fair values of derivative assets and liabilities, on a further disaggregated basis.

Estimated fair value of financial assets and financial liabilities

The following table discloses the estimated fair value for the Company’s financial assets and financial liabilities that are not required to be carried at fair value on a recurring basis, as of December 31, 2014 and 2013:

	Carrying	Corresponding Fair Value Amount
2014 (Billions)	Value	Total			Level 1	Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$22	$22			$21	$1	(a)	$	―
Other financial assets(b)	48	48			―	48			―
Financial assets carried at other than fair value
Loans, net	70	71	(c)		―	―			71

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	61	61			―	61			―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	8	8			―	8			―
Long-term debt	$58	$60	(c)	$	―	$60		$	―

	Carrying	Corresponding Fair Value Amount
2013 (Billions)	Value	Total			Level 1	Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$19	$19			$17	$2	(a)	$	―
Other financial assets(b)	48	48			―	48			―
Financial assets carried at other than fair value
Loans, net	67	67	(c)		―	―			67

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	60	60			―	60			―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	7	8			―	8			―
Long-term debt	$55	$58	(c)	$	―	$58		$	―

  Reflects time deposits.
  Includes accounts receivable (including fair values of Card Member receivables of $7.0 billion and $7.3 billion held by consolidated VIEs as of December 31, 2014 and 2013, respectively), restricted cash and other miscellaneous assets.
  Includes fair values of loans of $29.9 billion and $31.0 billion, and long-term debt of $19.5 billion and $18.8 billion, held by consolidated VIEs as of December 31, 2014 and 2013, respectively.
  Presented as a component of customer deposits on the Consolidated Balance Sheets.